DERIVATIVE FINANCIAL INSTRUMENTS - Change in Fair Value of Derivative Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	$ 1,355
Unrealized losses	(651)
Net Change	(704)	$ (540)
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	191
Unrealized losses	244
Net Change	53	(41)
Interest rates
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	332
Unrealized losses	149
Net Change	(183)	227
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	788
Unrealized losses	31
Net Change	(757)	(850)
Commodity instruments
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains	44
Unrealized losses	227
Net Change	$ 183	$ 42